JPMorgan Short-Intermediate Municipal Bond Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.05%	0.99%	2.25%
BLOOMBERG U.S. 1-5 YEAR BLEND (1-6) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.86%	1.08%	1.45%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.60%)	(0.06%)	0.70%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.20%	(0.10%)	0.53%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.09%	0.85%	1.39%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.09%	0.85%	1.37%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.45%	1.12%	1.49%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index to the Bloomberg US Municipal Index.